Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Amounts included in Accumulated other comprehensive income, before tax
December 31,	2012	2011
(Dollars in thousands)
Net prior service costs	$22,438	$26,173
Net actuarial loss	(36,510)	(39,117)
	$(14,072)	$(12,944)

Amounts included in comprehensive income
Year Ended December 31, 2012	Before-Tax	Deferred Income Tax Benefit (Expense)	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$90	$(143)	$(53)
Amortization of prior service costs	(3,735)	5,950	2,215
Amortization of actuarial losses	2,517	(4,010)	(1,493)
Total gains (losses) recognized in Comprehensive income	$(1,128)	$1,797	$669

Year Ended December 31, 2011	Before-Tax	Deferred Income Tax Benefit (Expense)	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$(9,625)	$4,787	$(4,838)
Amortization of prior service costs	(3,815)	1,897	(1,918)
Amortization of actuarial losses	1,934	(962)	972
Total gains (losses) recognized in Comprehensive income	$(11,506)	$5,722	$(5,784)

Funded status of post-retirement benefit plans
December 31,	2012	2011
(Dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$50,113	$44,270
Service cost	1,197	1,116
Interest cost	2,297	2,368
Actuarial (gain) loss	3,179	5,158
Prescription drug subsidy	542	263
Benefits paid	(2,760)	(3,062)
Benefit obligation at end of year	54,568	50,113
Change in plan assets
Fair value of plan assets at beginning of year	41,267	45,023
Actual return (loss) on plan assets	6,264	(971)
Employer contribution	276	277
Benefits paid	(2,760)	(3,062)
Fair value of plan assets at end of year	45,047	41,267
Funded status	$(9,521)	$(8,846)

Fair value of plan assets
December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$11,285	$-	$-	$11,285
International equity	8,868	-	-	8,868
Money market	1,983	-	-	1,983
US large cap	18,823	-	-	18,823
US small cap	4,074	-	-	4,074
Other	-	-	14	14
Total plan assets at fair value	$45,033	$-	$14	$45,047

December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$10,098	$-	$-	$10,098
International equity	7,304	-	-	7,304
Money market	2,031	-	-	2,031
US large cap	18,100	-	-	18,100
US small cap	3,723	-	-	3,723
Other	-	-	11	11
Total plan assets at fair value	$41,256	$-	$11	$41,267

Plan asset investment allocation
		Allocation of Plan Assets
		at December 31,
Investment	Target Asset
Category	Allocation	2012	2011
U.S. equities	50%	50.8%	52.9%
International equities	20%	19.7%	17.7%
Debt securities	30%	29.5%	29.4%

Net periodic benefit cost
Net periodic benefit cost recorded in the Consolidated Statement of Operations includes the following components:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Service cost	$1,197	$1,116	$1,175
Interest cost	2,297	2,368	2,325
Expected return on plan assets	(2,995)	(3,496)	(3,395)
Amortization of prior service costs (1)	(3,735)	(3,815)	(3,815)
Amortization of actuarial losses (2)	2,517	1,934	2,158
Net post-retirement cost	$(719)	$(1,893)	$(1,552)

(1)	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.

(2)	Based on straight-line amortization over the average time remaining before active employees retire.

Assumptions used to calculate net periodic benefit cost
The following assumptions were used to determine benefit obligations and net periodic benefit cost:

December 31,	2012	2011
Benefit obligations
Discount rate	4.00%	4.70%

Net periodic benefit cost
Discount rate	4.70%	5.50%
Expected return on plan assets	7.50%	8.00%

Change in health care cost trend rate
	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total service and interest cost components	$14	$(13)
Effect on post-retirement benefit obligation	$323	$(299)

Estimated future post-retirement benefit payments
Estimated Future
Post-Retirement
Year	Benefit Payments
(Dollars in thousands)
2013	$2,291
2014	2,329
2015	2,289
2016	2,336
2017	2,286
2018-2022	13,710